Interest Expense, Net	12 Months Ended
Dec. 31, 2016
Interest Income (Expense), Net [Abstract]
INTEREST EXPENSE, NET

8. INTEREST EXPENSE, NET

Interest expense, net consisted of the following:

For the	Year ended December 31
millions of Canadian dollars	2016	2015
Interest on debt	$443	$193
Beneficial conversion feature (note 10)	62	-
Interest on Convertible Debentures (note 10)	65	23
Interest on acquisition credit facility related to the TECO Energy acquisition (note 4)	11	-
Allowance for borrowed funds used during construction	(13)	(4)
Interest revenue	(2)	(6)
Other	19	6
	$585	$212